Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the consolidated statements of income
Research and development expense	€ 40,047	€ 53,041	€ 133,433	€ 165,985